KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - September 30, 2021 (Unaudited)

COMMON STOCKS - 56.39%	Shares	Value
Accommodation - 0.19%
Civeo Corp. - ADR*	10,666	$239,878

Aerospace and Defense - 0.01%
CACI International, Inc. - Class A*	48	12,581

Agriculture Operations - 0.01%
Wilmar International Ltd.	100	310

Beverage and Tobacco Product Manufacturing - 0.02%
Crimson Wine Group Limited*	2,800	24,052

Data Processing, Hosting, and Related Services - 2.58%
IHS Markit Limited - ADR	400	46,648
MasterCard, Inc. - Class A	4,000	1,390,720
Visa, Inc. - Class A	8,000	1,782,000
		3,219,368
Diversified Financials - 0.12%
Sprott, Inc.*[f]	4,115	151,299

Diversified Real Estate Activities - 0.01%
PrairieSky Royalty Limited*	200	2,133

E-Commerce - 0.13%
eBay, Inc.	2,400	167,208

Funds, Trusts, and Other Financial Vehicles - 0.50%
Grayscale Ethereum Classic Trust*	12	328
Mesabi Trust ^	21,142	628,129
		628,457
Global Exchanges - 1.14%
ASX Ltd.	4,400	257,660
Deutsche Boerse AG	1,800	292,946
Euronext NV	2,520	285,189
Hellenic Exchanges - Athens Stock Exchange SA	800	3,215
Japan Exchange Group Inc. - ADR*^	7,200	89,496
London Stock Exchange Group Plc	600	60,229
NZX Limited	364,202	427,426
		1,416,161
Industrial Machinery Manufacturing - 0.01%
TerraVest Industries, Inc.*	332	6,367

Insurance Carriers and Related Activities - 0.05%
Arthur J. Gallagher & Co.	400	59,460

Management of Companies and Enterprises - 2.87%
Associated Capital Group, Inc. - Class A	45,848	1,715,174
Dundee Corporation - Class A*	1,800	2,160
Galaxy Digital Holdings Ltd.*	114,000	1,857,698
		3,575,032
Merchant Wholesalers, Durable Goods - 0.08%
A-Mark Precious Metals, Inc.	1,600	96,032

Mining (except Oil and Gas) - 2.14%
Franco-Nevada Corporation - ADR	9,144	1,187,897
Sandstorm Gold Ltd. - ADR*	60,400	347,904
Wheaton Precious Metals Corporation - ADR	30,288	1,138,223
		2,674,024
Office of Other Holding Companies - 0.55%
Miami International Holdings, Inc.*ag	95,000	688,750

Oil and Gas Extraction - 35.23%
Texas Pacific Land Corp. [c]	36,328	43,933,630

Other Financial Investment Activities - 0.48%
Brookfield Asset Management, Inc. - Class A	3,600	192,636
GAMCO Investors, Inc. - Class A	15,400	406,252
Morgan Group Holding Co.*[f]	872	4,534
		603,422
Other Investment Pools and Funds - 2.67%
Partners Value Investments LP*g	43,516	2,396,369
Urbana Corporation*	3,200	8,843
Urbana Corporation - Class A*	356,004	927,533
		3,332,745
Real Estate - 2.77%
DREAM Unlimited Corp.*[f]	132,200	2,924,557
The Howard Hughes Corporation*	4,800	421,488
Tejon Ranch Co.*	6,100	108,336
		3,454,381
Securities and Commodities Exchanges - 3.55%
Cboe Global Markets, Inc.	7,806	966,851
CME Group, Inc.	5,800	1,121,604
IntercontinentalExchange Group, Inc.	12,900	1,481,178
NASDAQ, Inc.	2,400	463,248
TMX Group Ltd.*	3,600	388,224
		4,421,105
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.03%
Burford Capital Ltd. - ADR	100	1,099
MarketAxess Holdings, Inc.	48	20,193
OTC Markets Group Inc. - Class A	400	19,600
VPC Impact Acquisition Holdings - ADR*^	100	1,011
		41,903
Support Activities for Water Transportation - 1.25%
Clarkson plc	30,500	1,561,637

TOTAL COMMON STOCKS
(cost $26,868,190)		70,309,935

PREFERRED STOCKS - 0.22%
Other Investment Pools and Funds - 0.22%
Partners Value Investments LP - Class A*[g]	11,832	272,136

TOTAL PREFERRED STOCKS
(cost $219,010)		272,136

CONVERTIBLE PREFERRED STOCKS - 0.00%
Insurance Carriers and Related Activities - 0.00%
Brookfield Asset Management Reinsurance Partners Ltd.	24	1,334

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $1,653)		1,334

UNIT INVESTMENT TRUST - 16.34%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 16.34%
Grayscale Bitcoin Trust *[c]	601,874	20,373,435

TOTAL UNIT INVESTMENT TRUST
(cost $1,459,082)		20,373,435

	Principal
CONVERTIBLE BONDS - 0.00%	Amount	Value
Department Stores - 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019 *ef	5,720	134

TOTAL CONVERTIBLE BONDS
(cost $5,720)		134

CORPORATE BONDS - 0.01%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.01%
GAMCO Investors, Inc., 4.000%, 06/15/2023[f]	14,000	13,932

TOTAL CORPORATE BONDS
(cost $14,000)		13,932

EXCHANGE TRADED FUNDS - 0.01%	Shares
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.01%
ProShares Short VIX Short-Term Futures ETF*	200	10,878

TOTAL EXCHANGE TRADED FUNDS
(cost $6,795)		10,878

WARRANTS - 0.24%
Office of Other Holding Companies - 0.02%
Miami International Holdings, Inc. Expiration: 04/08/2026, Exercise Price: 7.50 USD*ag	14,469	22,427

Other Investment Pools and Funds - 0.22%
Partners Value Investments LP Expiration: 06/30/2026, Exercise Price: 32.45 CAD*[g]	43,516	280,349

TOTAL WARRANTS
(cost $130,104)		302,776

TOTAL INVESTMENTS - 73.21%
(cost $28,704,554)		$91,284,560

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2021. Total loaned securities had a market value of $101,534 at September 30, 2021. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $108,066.

[a]	- Value determined using significant unobservable inputs.
[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.
[f]	- Level 2 Investment.
[g]	- Illiquid.
ADR	- American Depository Receipt.
CAD	- Canadian Dollars.
ETF	- Exchange Traded Fund.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2021, 0.55%, 0.93%, 2.94%, 0.01%, 0.40% and 0.71% of the net assets of The Global Portfolio, The Internet Portfolio, The Market Opportunities Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Multi-Disciplinary Income Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at September 30, 2021.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$64,144,426	$3,080,390	$3,085,119	$70,309,935
Unit Investment Trust	20,373,435	–	–	20,373,435
Preferred Stocks	–	–	272,136	272,136
Convertible Preferred Stocks	1,334	–	–	1,334
Corporate Bonds	–	13,932	–	13,932
Convertible Bonds	–	134	–	134
Exchange Traded Funds	10,878	–	–	10,878
Warrants	–	–	302,776	302,776
Total Investments in Securities	$84,530,073	$3,094,456	$3,660,031	$91,284,560

During the nine-month period ended September 30, 2021, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2020	$2,159,692
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	789,162
Net purchases and/or acquisitions	711,177
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2021	$3,660,031

Description	Fair Value at 9/30/2021	Valuation Techniques	Unobservable Input	Range
Common Stocks	$2,396,369	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$46.05 - $73.50
Common Stocks	$688,750	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$7.25 - $7.25
Preferred Stocks	$272,136	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$20.27 - $24.94
Warrants	$280,349	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$5.00 - $8.50
Warrants	$22,427	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$1.53 - $1.63

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.